REVENUES	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUES

NOTE 18 - REVENUES

	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Revenue from the sale of integrated POS devices	68,726	47,987	35,414
Recurring revenue:
SaaS revenue	45,274	34,641	25,127
Payment processing fee	59,514	36,506	18,242
	104,788	71,147	43,369
	173,514	119,134	78,783